Schedule of Other Unsecured Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 11,167	$ 8,900
Senior Subordinated Unsecured Note With Seven Kings [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 410	500
Maturity Date	[1]	Demand
Interest Rate	[2]	9.50%
Unsecured Line of Credit from Judith Swanson [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 1,836	527
Maturity Date		October 2023
Interest Rate	[2]	10.00%
Senior Subordinated Unsecured Line of Credit from Builder Finance Inc [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 750	750
Maturity Date		January 2024
Interest Rate	[2]	10.00%
Subordinated Promissory Note 1 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 100	100
Maturity Date		April 2024
Interest Rate	[2]	10.00%
Subordinated Promissory Note 2 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 600	600
Maturity Date		February 2025
Interest Rate	[2]	9.00%
Subordinated Promissory Note 3 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			400
Maturity Date		October 2023
Interest Rate	[2]	10.00%
Subordinated Promissory Note 4 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 500	500
Maturity Date		March 2024
Interest Rate	[2]	9.75%
Subordinated Promissory Note 5 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 20	20
Maturity Date		December 2027
Interest Rate	[2]	10.00%
Subordinated Promissory Note 6 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 20	20
Maturity Date		February 2024
Interest Rate	[2]	11.00%
Subordinated Promissory Note 7 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 15	15
Maturity Date		January 2025
Interest Rate	[2]	10.00%
Subordinated Promissory Note 8 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			10
Maturity Date		January 2026
Interest Rate	[2]	8.00%
Subordinated Promissory Note 9 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 26
Maturity Date		March 2027
Interest Rate	[2]	10.00%
Subordinated Promissory Note 10 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 200	200
Maturity Date		November 2026
Interest Rate	[2]	9.50%
Subordinated Promissory Note 11 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 700	700
Maturity Date		October 2024
Interest Rate	[2]	10.00%
Subordinated Promissory Note 12 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 100	100
Maturity Date		December 2024
Interest Rate	[2]	10.00%
Subordinated Promissory Note 13 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 202	202
Maturity Date		April 2025
Interest Rate	[2]	10.00%
Subordinated Promissory Note 14 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			100
Maturity Date		July 2023
Interest Rate	[2]	8.00%
Subordinated Promissory Note 15 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 100
Maturity Date		July 2025
Interest Rate	[2]	8.00%
Subordinated Promissory Note 16 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			94
Maturity Date		September 2023
Interest Rate	[2]	7.00%
Subordinated Promissory Note 17 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 108
Maturity Date		September 2027
Interest Rate	[2]	10.00%
Subordinated Promissory Note 18 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 100	100
Maturity Date		October 2025
Interest Rate	[2]	8.00%
Subordinated Promissory Note 19 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 180	180
Maturity Date		December 2025
Interest Rate	[2]	8.00%
Senior Subordinated Promissory Note [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 374	374
Maturity Date	[3]	March 2026
Interest Rate	[2]	8.00%
Subordinated Promissory Note 20 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 291	291
Maturity Date		August 2026
Interest Rate	[2]	8.00%
Subordinated Promissory Note 21 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 740	740
Maturity Date	[4]	July 2026
Interest Rate	[2]	1.00%
Junior Subordinated Promissory Note 22 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 460	460
Maturity Date	[4]	July 2026
Interest Rate	[2]	20.00%
Senior Subordinated Promissory Note One [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 720	720
Maturity Date	[4]	October 2024
Interest Rate	[2]	1.00%
Junior Subordinated Promissory Note [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 447	447
Maturity Date	[4]	October 2024
Interest Rate	[2]	20.00%
Subordinated Promissory Note 23 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 1,200
Maturity Date		March 2029
Interest Rate	[2]	10.00%
Subordinated Promissory Note 24 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 750	750
Maturity Date		April 2024
Interest Rate	[2]	10.00%
Subordinated Promissory Note 25 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 98
Maturity Date		May 2027
Interest Rate	[2]	10.00%
Subordinated Promissory Note Twenty Six [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 120
Maturity Date		November 2027
Interest Rate	[2]	10.00%

[1]	Due six months after lender gives notice.
[2]	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.
[3]	Lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice.
[4]	These notes were issued to the same holder and, when calculated together, yield a blended rate of 11% per annum.